SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operating results of operating segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess performance. The Company’s operating segments are managed and assessed separately, with each segment comprising a single mine or mines that are exposed to similar operating, financial and regulatory risks.
The following tables present significant information about the Company’s reportable operating segments as reported to the Company’s CODM:

Year ended December 31, 2025
	Revenue	Operating expense	Depreciation and depletion	Exploration and evaluation expense	Other operating expenses	Income (loss) from operations
Continuing operations
Greenstone	$777,594	$(308,475)	$(171,975)	$—	$—	$297,144
Valentine(1)(2)	80,530	(55,476)	(7,368)	(2,393)	—	15,293
Mesquite	286,894	(120,959)	(49,045)	2,435	—	119,325
Nicaragua(1)	491,593	(201,509)	(93,100)	(8,306)	—	188,678
Castle Mountain(3)	29,635	(5,349)	1,469	(507)	(7,691)	17,557
Los Filos(4)	109,448	(122,305)	(12,937)	(912)	(87,300)	(114,006)
Pan(1)	41,501	(20,516)	(6,738)	—	—	14,247
Corporate	—	—	—	(1,201)	(104,698)	(105,899)
	1,817,195	(834,589)	(339,694)	(10,884)	(199,689)	432,339
Discontinued operations
Brazil Operations(5)	891,941	(432,636)	(160,776)	(8,615)	(686)	289,228
	$2,709,136	$(1,267,225)	$(500,470)	$(19,499)	$(200,375)	$721,567
(1)The above segment information includes the results of Valentine and Nicaragua from the date of acquisition (note 5(a)), and the results of Pan from the date of acquisition (note 5(a)) to October 1, 2025, the date of disposition (note 5(b)). The Nicaragua reportable segment consists of La Libertad and El Limon.
(2)The results of Valentine reflect the achievement of commercial production in November 2025 (note 10(b)).
(3)In August 2024, the Company suspended mining at Castle Mountain for the duration of the permitting period for the mine’s phase 2 project and residual heap leach processing commenced. Residual leaching and gold production continued through 2025. Other operating expenses at Castle Mountain for the year ended December 31, 2025 relate to care and maintenance costs, of which $4.1 million relates to salaries and employee benefits.
(4)On April 1, 2025, the Company announced that operations at Los Filos had been indefinitely suspended following the expiry of its land access agreement with one of the communities where Los Filos is located. Other operating expenses at Los Filos for the year ended December 31, 2025 relate to care and maintenance costs incurred in connection with the winding down and shut down of operating activities, of which $29.8 million relates to salaries, employee benefits and severance costs, and $16.2 million relates to depreciation and depletion, respectively.
(5)The segment information for the current period reflects the presentation of the Brazil Operations as discontinued operations (note 9).
28.    SEGMENT INFORMATION (CONTINUED)

Year ended December 31, 2024
	Revenue	Operating expense	Depreciation and depletion	Exploration and evaluation expense	Other operating expenses	Income (loss) from operations
Continuing operations
Greenstone(1)	$278,369	$(116,843)	$(19,309)	$(139)	$—	$142,078
Mesquite	173,223	(103,663)	(28,943)	—	—	40,617
Castle Mountain(2)	49,004	(49,512)	(6,171)	(433)	(580)	(7,692)
Los Filos	412,244	(326,903)	(55,373)	(463)	—	29,505
Corporate	—	—	—	(596)	(52,208)	(52,804)
	912,840	(596,921)	(109,796)	(1,631)	(52,788)	151,704
Discontinued operations
Brazil Operations(3)	601,280	(392,665)	(110,691)	(10,862)	(802)	86,260
	$1,514,120	$(989,586)	$(220,487)	$(12,493)	$(53,590)	$237,964
(1)    The results of Greenstone reflect the achievement of commercial production in November, 2024 (note 10(b)).
(2)    The results of Castle Mountain for the year ended December 31, 2024 reflect the suspension of mining in August 2024 and residual heap leach processing for the remainder of the year.
(3)    The segment information for the year ended December 31, 2024 has been restated to conform with the current period presentation of the Brazil Operations as discontinued operations (note 9).

	Total assets		Total liabilities
At December 31	2025	2024	2025	2024
Continuing operations
Greenstone	$3,922,963	$3,774,047	$(1,263,416)	$(1,136,784)
Valentine	2,225,144	—	(869,978)	—
Mesquite	319,723	319,572	(58,831)	(44,267)
Nicaragua	1,208,712	—	(462,009)	—
Castle Mountain	357,732	333,317	(14,082)	(13,253)
Los Filos	1,034,275	1,162,039	(195,147)	(248,196)
Corporate	538,514	203,375	(1,645,950)	(1,721,376)
	9,607,063	5,792,350	(4,509,413)	(3,163,876)
Discontinued operations
Brazil Operations(1)	928,332	921,245	(230,675)	(152,167)
	$10,535,395	$6,713,595	$(4,740,088)	$(3,316,043)
(1)    The above segment information for the current and comparative periods reflects the presentation of the Brazil Operations as discontinued operations (note 9).
28.    SEGMENT INFORMATION (CONTINUED)

	Capital expenditures(1)
Years ended December 31	2025	2024
Continuing operations
Greenstone	$224,967	$327,887
Valentine	204,177	—
Mesquite	53,846	35,578
Nicaragua	76,671	—
Castle Mountain	8,755	5,567
Los Filos	11,212	43,858
Pan	7,084	—
Corporate	7,041	249
	593,753	413,139
Discontinued operations
Brazil Operations(2)	160,168	110,551
	$753,921	$523,690
(1)    Capital expenditures in the above table represent capital expenditures on an accrual basis. Expenditures on mineral properties, plant and equipment in the consolidated statements of cash flows represent capital expenditures on a cash basis. Expenditures on mineral properties, plant and equipment in the consolidated statement of cash flows for the year ended December 31, 2025 exclude non-cash additions and capitalized borrowing costs (note 10) and include a decrease in accrued expenditures of $41.5 million (2024 – $27.6 million).
(2)    The above segment information for the current and comparative periods reflects the presentation of the Brazil Operations as discontinued operations (note 9).
The following table presents the Company’s non-current assets, other than financial instruments and deferred income tax assets, by region:

At December 31	2025	2024
Canada	$5,917,848	$3,623,404
United States	629,968	591,461
Mexico	1,017,328	897,612
Nicaragua	932,820	—
Total	$8,497,964	$5,112,477
The following table presents revenue from sales to major customers that exceeded 10% of the Company’s revenue from continuing operations for the years ended December 31, 2025 and 2024:

	2025	2024
Customer 1(1)	$1,172,252	$335,280
Customer 2(2)	210,037	350,063
Customer 3(3)	301,002	196,149
Total revenue from major customers(4)	$1,683,291	$881,492
(1)Revenue from Customer 1 for the years ended December 31, 2025 relates to all segments except Pan (2024 - relates to all segments except Los Filos).
(2)Revenue from Customer 2 for the years ended December 31, 2025 and 2024 relates to Greenstone and Los Filos.
(3)Revenue from Customer 3 for the years ended December 31, 2025 relates to all segments except Greenstone and Nicaragua (2024 - relates to Los Filos).
(4)Total revenue from major customers for the year ended December 31, 2025 represented 92.6% of total revenue (2024 – 96.6%).